UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Criterion Capital Management, LLC
Address:	One Maritime Plaza, Suite 1460
		San Francisco, CA  94111

Form 13F File Number:	28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Daniel Beckham
Title:	Chief Operating Officer
Phone:	(415) 834-2417

Signature, Place and Date of Signing:

/s/ R. Daniel Beckham		San Francisco, CA		May 13, 2004

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:		201,617 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
NAME OF ISSUER               TITLE OF      CUSIP         VALUE     SHARES    SH/   PUT/    INV.  OTHER   VOTING AUTH
                             CLASS                      X1000               PRN   CALL    DISC  MGR    SOLE   SHR NONE


AGILE SOFTWARE CORPORATION     COMMON    00846X10         3674     419900    Sh            SOLE         419900
AMERICAN TOWER SYSTEMS CL-A    COMMON    02991220         5244     462000    Sh            SOLE         462000
ATHEROS COMMUNICATIONS INC     COMMON    04743P10         2452     142000    Sh            SOLE         142000
BISYS GROUP INC                COMMON    05547210         7844     468000    Sh            SOLE         468000
BROCADE COMMUNICATIONS SYSTEMS COMMON    11162110         3234     487000    Sh            SOLE         487000
CAPITALSOURCE                  COMMON    14055X10         7180     319800    Sh            SOLE         319800
CAPTARIS INC                   COMMON    14071N10          880     160000    Sh            SOLE         160000
CENTRA SOFTWARE INC            COMMON    15234X10         5964    1611900    Sh            SOLE        1611900
CENTRAL PARKING CORP           COMMON    15478510         1767      88000    Sh            SOLE          88000
COMFORT SYSTEMS USA INC        COMMON    19990810         7979    1105100    Sh            SOLE        1105100
COMPUTER HORIZONS CORP         COMMON    20590810         1742     405000    Sh            SOLE         405000
COOLBRANDS INTL INC            COMMON    21639P20         6957     399600    Sh            SOLE         399600
CROWN CASTLE INTL CORP         COMMON    22822710        15491    1226513    Sh            SOLE        1226513
EMC CORPORATION MASS           COMMON    26864810         1592     117000    Sh            SOLE         117000
FORMFACTOR INC                 COMMON    34637510          877      42000    Sh            SOLE          42000
GATEWAY INC                    COMMON    36762610         3553     673000    Sh            SOLE         673000
IGATE CORPORATION              COMMON    45169U10         3447     496000    Sh            SOLE         496000
INFICON HOLDINGS AG ADR CMN    COMMON    45663T10          149      17000    Sh            SOLE          17000
INFOSPACE INC                  COMMON    45678T20         9834     253000    Sh            SOLE         253000
JDS UNIPHASE CORPORATION       COMMON    46612J10         3871     951000    Sh            SOLE         951000
JUNIPER NETWORKS INC           COMMON    48203R10         3773     145000    Sh            SOLE         145000
KORN/FERRY INTERNATIONAL       COMMON    50064320         6899     431180    Sh            SOLE         431180
LIBERATE TECHNOLOGIES INC      COMMON    53012910         1649     523500    Sh            SOLE         523500
MATCHNET PLC   SPONSOREDGDS    COMMON    57666010         7318     662300    Sh            SOLE         662300
MERCURY INTERACTIVE CORP       COMMON    58940510         3584      80000    Sh            SOLE          80000
META GROUP INC                 COMMON    59100210         3942     696467    Sh            SOLE         696467
METRON TECHNOLOGY N.V.         COMMON    N5665B10          644     218210    Sh            SOLE         218210
MONSTER WORLDWIDE INC          COMMON    61174210         1834      70000    Sh            SOLE          70000
NETFLIX COM INC                COMMON    64110L10        10304     302000    Sh            SOLE         302000
NETSOLVE INC                   COMMON    64115J10         3456     327300    Sh            SOLE         327300
NMS COMMUNICATIONS CORP        COMMON    62924810         3687     515000    Sh            SOLE         515000
ON-ASSIGNMENT INC              COMMON    68215910         2124     380000    Sh            SOLE         380000
OPENWAVE SYSTEMS INC           COMMON    68371830         3162     237000    Sh            SOLE         237000
PRINTRONIX                     COMMON    74257810          901      60991    Sh            SOLE          60991
PROXYMED, INC.                 COMMON    74429030          381      20000    Sh            SOLE          20000
SABRE GROUP HOLDINGS CLASS A   COMMON    78590510         3722     150000    Sh            SOLE         150000
SEEBEYOND TECHNOLOGIES CORP    COMMON    81570410         3398     839000    Sh            SOLE         839000
SPECTRASITE, INC.              COMMON    84761M10         1762      47500    Sh            SOLE          47500
SPORTSLINE.COM INC             COMMON    84893410          426     320000    Sh            SOLE         320000
STONEPATH GROUP INC            COMMON    86183710         3356     865000    Sh            SOLE         865000
TIER TECHNOLOGIES INC          COMMON    88650Q10         6916     647000    Sh            SOLE         647000
US LEC CORP CL-A               COMMON    90331S10         1617     281200    Sh            SOLE         281200
VERITAS SOFTWARE CORPORATION   COMMON    92343610         3444     128000    Sh            SOLE         128000
VISUAL NETWORKS, INC.          COMMON    92844410         1522     457000    Sh            SOLE         457000
WIND RIVER SYSTEMS LTD         COMMON    97314910        14380    1299000    Sh            SOLE        1299000
YAHOO! INC                     COMMON    98433210         7271     150000    Sh            SOLE         150000
ZHONE TECHNOLOGIES INC         COMMON    98950P10         6415    1648999    Sh            SOLE        1648999
WTS/LOUDEYE CORPORATION        COMMON    545990111                  32258    Sh   CALL     SOLE          32258



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